UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  SEPTEMBER 30, 2013

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED SEPTEMBER 30, 2013



[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA S&P 500 INDEX FUND
SEPTEMBER 30, 2013

                                                                      (Form N-Q)

48414-1113                                   (C)2013, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS                                                       1
USAA S&P 500 INDEX FUND
September 30, 2013 (unaudited)

Number of Shares                   Security                                        Market Value (000)
----------------                   --------                                        ------------------
                       COMMON STOCKS (97.7%)

                       CONSUMER DISCRETIONARY (12.2%)
                       ------------------------------
                       ADVERTISING (0.2%)
     110,639           Interpublic Group of Companies, Inc.                               $     1,901
      66,424           Omnicom Group, Inc.                                                      4,214
                                                                                          -----------
                                                                                                6,115
                                                                                          -----------
                       APPAREL & ACCESSORIES & LUXURY GOODS (0.4%)
      72,701           Coach, Inc.                                                              3,964
      13,029           Fossil Group, Inc. *                                                     1,515
      20,965           PVH Corp.                                                                2,488
      15,719           Ralph Lauren Corp.                                                       2,589
      22,632           VF Corp.                                                                 4,505
                                                                                          -----------
                                                                                               15,061
                                                                                          -----------
                       APPAREL RETAIL (0.6%)
      19,483           Abercrombie & Fitch Co. "A"                                                689
      71,476           Gap, Inc.                                                                2,879
      63,050           L Brands, Inc.                                                           3,852
      56,131           Ross Stores, Inc.                                                        4,086
     185,064           TJX Companies, Inc.                                                     10,436
      28,446           Urban Outfitters, Inc. *                                                 1,046
                                                                                          -----------
                                                                                               22,988
                                                                                          -----------
                       AUTO PARTS & EQUIPMENT (0.4%)
      29,614           BorgWarner, Inc.                                                         3,003
      73,177           Delphi Automotive plc                                                    4,275
     176,803           Johnson Controls, Inc.                                                   7,337
                                                                                          -----------
                                                                                               14,615
                                                                                          -----------
                       AUTOMOBILE MANUFACTURERS (0.7%)
   1,020,034           Ford Motor Co.                                                          17,208
     243,797           General Motors Co. *                                                     8,769
                                                                                          -----------
                                                                                               25,977
                                                                                          -----------
                       AUTOMOTIVE RETAIL (0.3%)
      16,666           AutoNation, Inc. *                                                         870
       9,209           AutoZone, Inc. *                                                         3,893
      58,268           CarMax, Inc. *                                                           2,824
      28,124           O'Reilly Automotive, Inc. *                                              3,588
                                                                                          -----------
                                                                                               11,175
                                                                                          -----------
                       BROADCASTING (0.4%)
     145,527           CBS Corp. "B"                                                            8,027
      59,718           Discovery Communications, Inc. "A" *                                     5,042
      28,246           Scripps Networks Interactive "A"                                         2,206
                                                                                          -----------
                                                                                               15,275
                                                                                          -----------
                       CABLE & SATELLITE (1.2%)
      55,993           Cablevision Systems Corp. "A"                                              943
     676,864           Comcast Corp. "A"                                                       30,560
     132,141           DIRECTV *                                                                7,895
      73,949           Time Warner Cable, Inc.                                                  8,253
                                                                                          -----------
                                                                                               47,651
                                                                                          -----------
                       CASINOS & GAMING (0.1%)
      67,511           International Game Technology                                            1,278
      21,072           Wynn Resorts Ltd.                                                        3,329
                                                                                          -----------
                                                                                                4,607
                                                                                          -----------
                       COMPUTER & ELECTRONICS RETAIL (0.1%)
      69,738           Best Buy Co., Inc.                                                       2,615
      30,165           GameStop Corp. "A"                                                       1,498
                                                                                          -----------
                                                                                                4,113
                                                                                          -----------
                       CONSUMER ELECTRONICS (0.1%)
      32,057           Garmin Ltd.                                                              1,449
      17,447           Harman International Industries, Inc.                                    1,155
                                                                                          -----------
                                                                                                2,604
                                                                                          -----------
                       DEPARTMENT STORES (0.2%)
      49,528           J.C. Penney Co., Inc. *                                                    437
      52,668           Kohl's Corp.                                                             2,726
      97,554           Macy's, Inc.                                                             4,221
      37,411           Nordstrom, Inc.                                                          2,102
                                                                                          -----------
                                                                                                9,486
                                                                                          -----------

PORTFOLIO OF INVESTMENTS (continued)                                           2
USAA S&P 500 INDEX FUND
September 30, 2013 (unaudited)

Number of Shares                   Security                                        Market Value (000)
----------------                   --------                                        ------------------
                       DISTRIBUTORS (0.3%)
      39,922           Genuine Parts Co.                                                  $     3,229
                                                                                          -----------
                       FOOTWEAR (0.4%)
     193,649           NIKE, Inc. "B"                                                          14,067
                                                                                          -----------
                       GENERAL MERCHANDISE STORES (0.5%)
      77,098           Dollar General Corp. *                                                   4,353
      57,614           Dollar Tree, Inc. *                                                      3,293
      24,873           Family Dollar Stores, Inc.                                               1,791
     163,481           Target Corp.                                                            10,460
                                                                                          -----------
                                                                                               19,897
                                                                                          -----------
                       HOME FURNISHINGS (0.0%)
      36,569           Leggett & Platt, Inc.                                                    1,102
                                                                                          -----------
                       HOME IMPROVEMENT RETAIL (1.0%)
     370,797           Home Depot, Inc.                                                        28,125
     272,255           Lowe's Companies, Inc.                                                  12,962
                                                                                          -----------
                                                                                               41,087
                                                                                          -----------
                       HOMEBUILDING (0.1%)
      73,270           D.R. Horton, Inc.                                                        1,424
      42,269           Lennar Corp. "A"                                                         1,496
      89,570           Pulte Group, Inc.                                                        1,478
                                                                                          -----------
                                                                                                4,398
                                                                                          -----------
                       HOMEFURNISHING RETAIL (0.1%)
      56,489           Bed Bath & Beyond, Inc. *                                                4,370
                                                                                          -----------
                       HOTELS, RESORTS & CRUISE LINES (0.3%)
     113,220           Carnival Corp.                                                           3,696
      58,826           Marriott International, Inc. "A"                                         2,474
      50,710           Starwood Hotels & Resorts Worldwide, Inc.                                3,370
      34,365           Wyndham Worldwide Corp.                                                  2,095
                                                                                          -----------
                                                                                               11,635
                                                                                          -----------
                       HOUSEHOLD APPLIANCES (0.1%)
      20,484           Whirlpool Corp.                                                          3,000
                                                                                          -----------
                       HOUSEWARES & SPECIALTIES (0.0%)
      75,003           Newell Rubbermaid, Inc.                                                  2,063
                                                                                          -----------
                       INTERNET RETAIL (1.3%)
      95,801           Amazon.com, Inc. *                                                      29,951
      27,825           Expedia, Inc.                                                            1,441
      15,252           Netflix, Inc. *                                                          4,716
      13,313           Priceline.com, Inc. *                                                   13,459
      28,884           TripAdvisor, Inc. *                                                      2,191
                                                                                          -----------
                                                                                               51,758
                                                                                          -----------
                       LEISURE PRODUCTS (0.1%)
      30,277           Hasbro, Inc.                                                             1,427
      88,997           Mattel, Inc.                                                             3,726
                                                                                          -----------
                                                                                                5,153
                                                                                          -----------
                       MOTORCYCLE MANUFACTURERS (0.1%)
      57,576           Harley-Davidson, Inc.                                                    3,699
                                                                                          -----------
                       MOVIES & ENTERTAINMENT (1.7%)
     238,039           Time Warner, Inc.                                                       15,665
     513,963           Twenty-First Centry Fox, Inc.                                           17,218
     112,300           Viacom, Inc. "B"                                                         9,386
     429,971           Walt Disney Co.                                                         27,729
                                                                                          -----------
                                                                                               69,998
                                                                                          -----------
                       PUBLISHING (0.1%)
      59,647           Gannett Co., Inc.                                                        1,598
     128,490           News Corp. "A" *                                                         2,064
       1,136           Washington Post Co. "B"                                                    694
                                                                                          -----------
                                                                                                4,356
                                                                                          -----------
                       RESTAURANTS (1.3%)
       7,998           Chipotle Mexican Grill, Inc. *                                           3,429
      33,841           Darden Restaurants, Inc.                                                 1,567
     258,610           McDonald's Corp.                                                        24,881
     194,443           Starbucks Corp.                                                         14,966
     115,467           Yum! Brands, Inc.                                                        8,243
                                                                                          -----------
                                                                                               53,086
                                                                                          -----------

PORTFOLIO OF INVESTMENTS (continued)                                           3
USAA S&P 500 INDEX FUND
September 30, 2013 (unaudited)

Number of Shares                   Security                                        Market Value (000)
----------------                   --------                                        ------------------
                       SPECIALIZED CONSUMER SERVICES (0.0%)
      70,447           H&R Block, Inc.                                                    $     1,878
                                                                                          -----------
                       SPECIALTY STORES (0.1%)
      26,694           PetSmart, Inc.                                                           2,036
     170,542           Staples, Inc.                                                            2,498
      28,518           Tiffany & Co.                                                            2,185
                                                                                          -----------
                                                                                                6,719
                                                                                          -----------
                       TIRES & RUBBER (0.0%)
      63,115           Goodyear Tire & Rubber Co. *                                             1,417
                                                                                          -----------
                       Total Consumer Discretionary                                           482,579
                                                                                          -----------
                       CONSUMER STAPLES (9.8%)
                       ------------------------
                       AGRICULTURAL PRODUCTS (0.1%)
     170,396           Archer-Daniels-Midland Co.                                               6,278
                                                                                          -----------
                       BREWERS (0.1%)
      41,017           Molson Coors Brewing Co. "B"                                             2,056
                                                                                          -----------
                       DISTILLERS & VINTNERS (0.2%)
      41,782           Beam, Inc.                                                               2,701
      41,925           Brown-Forman Corp. "B"                                                   2,857
      42,876           Constellation Brands, Inc. "A" *                                         2,461
                                                                                          -----------
                                                                                                8,019
                                                                                          -----------
                       DRUG RETAIL (0.8%)
     317,894           CVS Caremark Corp.                                                      18,041
     224,990           Walgreen Co.                                                            12,104
                                                                                          -----------
                                                                                               30,145
                                                                                          -----------
                       FOOD DISTRIBUTORS (0.1%)
     151,932           Sysco Corp.                                                              4,836
                                                                                          -----------
                       FOOD RETAIL (0.3%)
     133,718           Kroger Co.                                                               5,394
      63,199           Safeway, Inc.                                                            2,022
      96,396           Whole Foods Market, Inc.                                                 5,639
                                                                                          -----------
                                                                                               13,055
                                                                                          -----------
                       HOUSEHOLD PRODUCTS (2.0%)
      33,854           Clorox Co.                                                               2,766
     228,158           Colgate-Palmolive Co.                                                   13,530
      98,876           Kimberly-Clark Corp.                                                     9,316
     708,941           Procter & Gamble Co. (f)                                                53,589
                                                                                          -----------
                                                                                               79,201
                                                                                          -----------
                       HYPERMARKETS & SUPER CENTERS (1.1%)
     112,864           Costco Wholesale Corp.                                                  12,993
     421,282           Wal-Mart Stores, Inc. (f)                                               31,158
                                                                                          -----------
                                                                                               44,151
                                                                                          -----------
                       PACKAGED FOODS & MEAT (1.4%)
      46,052           Campbell Soup Co.                                                        1,875
     109,661           ConAgra Foods, Inc.                                                      3,327
     166,067           General Mills, Inc.                                                      7,958
      38,940           Hershey Co.                                                              3,602
      35,142           Hormel Foods Corp.                                                       1,480
      27,138           J.M. Smucker Co.                                                         2,851
      66,502           Kellogg Co.                                                              3,906
     154,506           Kraft Foods Group, Inc. "A"                                              8,102
      34,104           McCormick & Co., Inc.                                                    2,206
      52,251           Mead Johnson Nutrition Co.                                               3,880
     461,098           Mondelez International Inc. Companies                                   14,488
      71,937           Tyson Foods, Inc. "A"                                                    2,034
                                                                                          -----------
                                                                                               55,709
                                                                                          -----------
                       PERSONAL PRODUCTS (0.2%)
     112,630           Avon Products, Inc.                                                      2,320
      66,154           Estee Lauder Companies, Inc. "A"                                         4,624
                                                                                          -----------
                                                                                                6,944
                                                                                          -----------
                       SOFT DRINKS (1.9%)
     986,689           Coca-Cola Co.                                                           37,376
      64,259           Coca-Cola Enterprises, Inc.                                              2,584
      53,139           Dr Pepper Snapple Group, Inc.                                            2,382
      35,071           Monster Beverage Corp. *                                                 1,832
     398,975           PepsiCo, Inc.                                                           31,718
                                                                                          -----------
                                                                                               75,892
                                                                                          -----------

PORTFOLIO OF INVESTMENTS (continued)                                           4
USAA S&P 500 INDEX FUND
September 30, 2013 (unaudited)

Number of Shares                   Security                                        Market Value (000)
----------------                   --------                                        ------------------
                       TOBACCO (1.6%)
     519,482           Altria Group, Inc.                                                 $    17,844
      96,713           Lorillard, Inc.                                                          4,331
     418,900           Philip Morris International, Inc.                                       36,273
      81,671           Reynolds American, Inc.                                                  3,984
                                                                                          -----------
                                                                                               62,432
                                                                                          -----------
                       Total Consumer Staples                                                 388,718
                                                                                          -----------
                       ENERGY (10.2%)
                       --------------
                       COAL & CONSUMABLE FUELS (0.1%)
      59,802           CONSOL Energy, Inc.                                                      2,012
      69,779           Peabody Energy Corp.                                                     1,204
                                                                                          -----------
                                                                                                3,216
                                                                                          -----------
                       INTEGRATED OIL & GAS (4.6%)
     500,006           Chevron Corp.                                                           60,751
   1,139,167           Exxon Mobil Corp. (f)                                                   98,014
      74,618           Hess Corp.                                                               5,771
     208,733           Occidental Petroleum Corp.                                              19,525
                                                                                          -----------
                                                                                              184,061
                                                                                          -----------
                       OIL & GAS DRILLING (0.3%)
      17,796           Diamond Offshore Drilling, Inc.                                          1,109
      60,308           Ensco plc "A"                                                            3,242
      27,527           Helmerich & Payne, Inc.                                                  1,898
      67,031           Nabors Industries Ltd.                                                   1,076
      66,027           Noble Corp.                                                              2,494
      32,240           Rowan Companies plc "A" *                                                1,184
                                                                                          -----------
                                                                                               11,003
                                                                                          -----------
                       OIL & GAS EQUIPMENT & SERVICES (1.6%)
     114,743           Baker Hughes, Inc.                                                       5,634
      63,868           Cameron International Corp. *                                            3,728
      61,290           FMC Technologies, Inc. *                                                 3,397
     218,783           Halliburton Co.                                                         10,535
     110,695           National Oilwell Varco, Inc.                                             8,646
     342,399           Schlumberger Ltd.                                                       30,254
                                                                                          -----------
                                                                                               62,194
                                                                                          -----------
                       OIL & GAS EXPLORATION & PRODUCTION (2.7%)
     130,067           Anadarko Petroleum Corp.                                                12,095
     104,501           Apache Corp.                                                             8,897
     109,206           Cabot Oil & Gas Corp.                                                    4,076
     131,082           Chesapeake Energy Corp.                                                  3,392
     316,604           ConocoPhillips                                                          22,007
      96,266           Denbury Resources, Inc. *                                                1,772
      98,729           Devon Energy Corp.                                                       5,703
      70,414           EOG Resources, Inc.                                                     11,920
      38,972           EQT Corp.                                                                3,458
     183,728           Marathon Oil Corp.                                                       6,408
      45,436           Murphy Oil Corp.                                                         2,741
      34,544           Newfield Exploration Co. *                                                 945
      92,568           Noble Energy, Inc.                                                       6,203
      35,851           Pioneer Natural Resources Co.                                            6,769
      47,024           QEP Resources, Inc.                                                      1,302
      42,381           Range Resources Corp.                                                    3,216
      90,823           Southwestern Energy Co. *                                                3,304
      50,575           WPX Energy, Inc. *                                                         974
                                                                                          -----------
                                                                                              105,182
                                                                                          -----------
                       OIL & GAS REFINING & MARKETING (0.5%)
      81,003           Marathon Petroleum Corp.                                                 5,210
     158,106           Phillips 66                                                              9,142
      35,423           Tesoro Corp.                                                             1,558
     140,898           Valero Energy Corp.                                                      4,811
                                                                                          -----------
                                                                                               20,721
                                                                                          -----------
                       OIL & GAS STORAGE & TRANSPORTATION (0.4%)
     174,215           Kinder Morgan, Inc.                                                      6,197
     172,561           Spectra Energy Corp.                                                     5,906
     177,223           Williams Companies, Inc.                                                 6,444
                                                                                          -----------
                                                                                               18,547
                                                                                          -----------
                       Total Energy                                                           404,924
                                                                                          -----------

PORTFOLIO OF INVESTMENTS (continued)                                           5
USAA S&P 500 INDEX FUND
September 30, 2013 (unaudited)

Number of Shares                   Security                                        Market Value (000)
----------------                   --------                                        ------------------
                       FINANCIALS (15.9%)
                       ------------------
                       ASSET MANAGEMENT & CUSTODY BANKS (1.2%)
      51,296           Ameriprise Financial, Inc.                                         $     4,672
     298,037           Bank of New York Mellon Corp., Inc.                                      8,998
      32,613           BlackRock, Inc.                                                          8,826
     105,281           Franklin Resources, Inc.                                                 5,322
     115,310           Invesco Ltd.                                                             3,678
      28,070           Legg Mason, Inc.                                                           939
      56,079           Northern Trust Corp. (c)                                                 3,050
     115,532           State Street Corp.                                                       7,596
      67,300           T. Rowe Price Group, Inc.                                                4,841
                                                                                          -----------
                                                                                               47,922
                                                                                          -----------
                       CONSUMER FINANCE (1.0%)
     240,075           American Express Co.                                                    18,131
     151,736           Capital One Financial Corp.                                             10,430
     125,055           Discover Financial Services                                              6,320
     112,702           SLM Corp.                                                                2,806
                                                                                          -----------
                                                                                               37,687
                                                                                          -----------
                       DIVERSIFIED BANKS (1.8%)
      48,466           Comerica, Inc.                                                           1,905
     475,930           U.S. Bancorp                                                            17,410
   1,250,447           Wells Fargo & Co.                                                       51,668
                                                                                          -----------
                                                                                               70,983
                                                                                          -----------
                       INSURANCE BROKERS (0.3%)
      79,521           Aon plc                                                                  5,920
     142,596           Marsh & McLennan Companies, Inc.                                         6,210
                                                                                          -----------
                                                                                               12,130
                                                                                          -----------
                       INVESTMENT BANKING & BROKERAGE (0.9%)
     299,354           Charles Schwab Corp.                                                     6,328
      74,304           E*TRADE Financial Corp. *                                                1,226
     108,150           Goldman Sachs Group, Inc.                                               17,111
     360,010           Morgan Stanley                                                           9,702
                                                                                          -----------
                                                                                               34,367
                                                                                          -----------
                       LIFE & HEALTH INSURANCE (1.0%)
     120,061           AFLAC, Inc.                                                              7,443
      68,902           Lincoln National Corp.                                                   2,893
     289,745           MetLife, Inc.                                                           13,603
      71,177           Principal Financial Group, Inc.                                          3,048
     120,499           Prudential Financial, Inc.                                               9,396
      23,797           Torchmark Corp.                                                          1,722
      68,035           Unum Group                                                               2,071
                                                                                          -----------
                                                                                               40,176
                                                                                          -----------
                       MULTI-LINE INSURANCE (0.7%)
     382,138           American International Group, Inc. *                                    18,583
      13,675           American International Group, Inc. *                                        --
      19,514           Assurant, Inc.                                                           1,056
     128,217           Genworth Financial, Inc. "A" *                                           1,640
     117,920           Hartford Financial Services Group, Inc.                                  3,670
      79,052           Loews Corp.                                                              3,695
                                                                                          -----------
                                                                                               28,644
                                                                                          -----------
                       MULTI-SECTOR HOLDINGS (1.4%)
     465,803           Berkshire Hathaway, Inc. "B" *                                          52,873
      80,990           Leucadia National Corp.                                                  2,206
                                                                                          -----------
                                                                                               55,079
                                                                                          -----------
                       OTHER DIVERSIFIED FINANCIAL SERVICES (3.2%)
   2,780,290           Bank of America Corp. (f)                                               38,368
     787,435           Citigroup, Inc.                                                         38,199
     974,175           JPMorgan Chase & Co.                                                    50,355
                                                                                          -----------
                                                                                              126,922
                                                                                          -----------
                       PROPERTY & CASUALTY INSURANCE (0.9%)
      88,093           ACE Ltd.                                                                 8,242
     119,799           Allstate Corp.                                                           6,056
      65,995           Chubb Corp.                                                              5,891
      38,431           Cincinnati Financial Corp.                                               1,812
     143,581           Progressive Corp.                                                        3,910
      96,592           Travelers Companies, Inc.                                                8,188
      73,465           XL Group plc                                                             2,264
                                                                                          -----------
                                                                                               36,363
                                                                                          -----------

PORTFOLIO OF INVESTMENTS (continued)                                           6
USAA S&P 500 INDEX FUND
September 30, 2013 (unaudited)

Number of Shares                   Security                                        Market Value (000)
----------------                   --------                                        ------------------
                       REAL ESTATE SERVICES (0.0%)
      71,985           CBRE Group, Inc. *                                                 $     1,665
                                                                                          -----------
                       REGIONAL BANKS (1.0%)
     182,400           BB&T Corp.                                                               6,156
     229,335           Fifth Third Bancorp                                                      4,137
     212,488           Huntington Bancshares, Inc.                                              1,755
     234,311           KeyCorp                                                                  2,671
      33,607           M&T Bank Corp.                                                           3,761
     137,458           PNC Financial Services Group, Inc.                                       9,959
     362,477           Regions Financial Corp.                                                  3,357
     139,823           SunTrust Banks, Inc.                                                     4,533
      48,459           Zions Bancorp                                                            1,329
                                                                                          -----------
                                                                                               37,658
                                                                                          -----------
                       REITs - DIVERSIFIED (0.1%)
      45,070           Vornado Realty Trust                                                     3,789
                                                                                          -----------
                       REITs - INDUSTRIAL (0.1%)
     128,879           Prologis, Inc.                                                           4,848
                                                                                          -----------
                       REITs - OFFICE (0.1%)
      39,571           Boston Properties, Inc.                                                  4,230
                                                                                          -----------
                       REITs - RESIDENTIAL (0.2%)
      37,405           Apartment Investment & Management Co. "A"                                1,045
      31,334           AvalonBay Communities, Inc.                                              3,982
      86,812           Equity Residential Properties Trust                                      4,651
                                                                                          -----------
                                                                                                9,678
                                                                                          -----------
                       REITs - RETAIL (0.4%)
     106,749           Kimco Realty Corp.                                                       2,154
      36,449           The Macerich Company                                                     2,057
      80,390           Simon Property Group, Inc.                                              11,917
                                                                                          -----------
                                                                                               16,128
                                                                                          -----------
                       REITs - SPECIALIZED (1.0%)
     101,969           American Tower Corp.                                                     7,559
     118,167           HCP, Inc.                                                                4,839
      74,344           Health Care REIT, Inc.                                                   4,638
     192,794           Host Hotels & Resorts, Inc.                                              3,407
      42,315           Plum Creek Timber Co., Inc.                                              1,982
      37,285           Public Storage                                                           5,986
      75,828           Ventas, Inc.                                                             4,663
     151,187           Weyerhaeuser Co.                                                         4,328
                                                                                          -----------
                                                                                               37,402
                                                                                          -----------
                       SPECIALIZED FINANCE (0.5%)
      81,305           CME Group, Inc.                                                          6,007
      18,956           IntercontinentalExchange, Inc. *                                         3,439
      71,612           McGraw-Hill Companies, Inc.                                              4,697
      50,082           Moody's Corp.                                                            3,522
      30,260           Nasdaq OMX Group, Inc.                                                     971
      62,276           NYSE Euronext                                                            2,614
                                                                                          -----------
                                                                                               21,250
                                                                                          -----------
                       THRIFTS & MORTGAGE FINANCE (0.1%)
     121,994           Hudson City Bancorp, Inc.                                                1,104
      82,754           People's United Financial, Inc.                                          1,190
                                                                                          -----------
                                                                                                2,294
                                                                                          -----------
                       Total Financials                                                       629,215
                                                                                          -----------
                       HEALTH CARE (12.7%)
                       -------------------
                       BIOTECHNOLOGY (2.4%)
      50,574           Alexion Pharmaceuticals, Inc. *                                          5,875
     194,975           Amgen, Inc.                                                             21,825
      61,533           Biogen Idec, Inc. *                                                     14,815
     106,442           Celgene Corp. *                                                         16,385
     396,141           Gilead Sciences, Inc. *                                                 24,893
      20,189           Regeneron Parmaceuticals, Inc. *                                         6,317
      60,254           Vertex Pharmaceuticals, Inc. *                                           4,568
                                                                                          -----------
                                                                                               94,678
                                                                                          -----------
                       HEALTH CARE DISTRIBUTORS (0.4%)
      60,155           AmerisourceBergen Corp.                                                  3,676
      87,539           Cardinal Health, Inc.                                                    4,565
      59,172           McKesson Corp.                                                           7,592
      21,752           Patterson Companies, Inc.                                                  874
                                                                                          -----------
                                                                                               16,707
                                                                                          -----------

PORTFOLIO OF INVESTMENTS (continued)                                           7
USAA S&P 500 INDEX FUND
September 30, 2013 (unaudited)

Number of Shares                   Security                                        Market Value (000)
----------------                   --------                                        ------------------
                       HEALTH CARE EQUIPMENT (2.0%)
     401,608           Abbott Laboratories                                                $    13,329
     140,179           Baxter International, Inc.                                               9,208
      50,009           Becton, Dickinson & Co.                                                  5,002
     347,331           Boston Scientific Corp. *                                                4,078
      20,533           C.R. Bard, Inc.                                                          2,365
      54,961           Carefusion Corp. *                                                       2,028
     119,104           Covidien plc                                                             7,258
      28,952           Edwards Lifesciences Corp. *                                             2,016
      10,344           Intuitive Surgical, Inc. *                                               3,892
     258,250           Medtronic, Inc.                                                         13,752
      74,348           St. Jude Medical, Inc.                                                   3,988
      76,462           Stryker Corp.                                                            5,168
      28,178           Varian Medical Systems, Inc. *                                           2,106
      43,666           Zimmer Holdings, Inc.                                                    3,587
                                                                                          -----------
                                                                                               77,777
                                                                                          -----------
                       HEALTH CARE FACILITIES (0.0%)
      26,389           Tenet Healthcare Corp. *                                                 1,087
                                                                                          -----------
                       HEALTH CARE SERVICES (0.5%)
      45,667           DaVita, Inc. *                                                           2,598
     211,017           Express Scripts Holding Company *                                       13,037
      23,310           Laboratory Corp. of America Holdings *                                   2,311
      39,324           Quest Diagnostics, Inc.                                                  2,430
                                                                                          -----------
                                                                                               20,376
                                                                                          -----------
                       HEALTH CARE SUPPLIES (0.0%)
      37,184           DENTSPLY International, Inc.                                             1,614
                                                                                          -----------
                       HEALTH CARE TECHNOLOGY (0.1%)
      75,918           Cerner Corp. *                                                           3,990
                                                                                          -----------
                       LIFE SCIENCES TOOLS & SERVICES (0.5%)
      85,622           Agilent Technologies, Inc.                                               4,388
      44,657           Life Technologies Corp. *                                                3,342
      29,129           PerkinElmer, Inc.                                                        1,099
      93,322           Thermo Fisher Scientific, Inc.                                           8,600
      22,240           Waters Corp. *                                                           2,362
                                                                                          -----------
                                                                                               19,791
                                                                                          -----------
                       MANAGED HEALTH CARE (1.0%)
      96,295           Aetna, Inc.                                                              6,165
      73,185           CIGNA Corp.                                                              5,625
      40,540           Humana, Inc.                                                             3,784
     262,813           UnitedHealth Group, Inc.                                                18,820
      77,138           WellPoint, Inc.                                                          6,449
                                                                                          -----------
                                                                                               40,843
                                                                                          -----------
                       PHARMACEUTICALS (5.8%)
     410,306           AbbVie, Inc.                                                            18,353
      44,862           Actavis, Inc. *                                                          6,460
      76,598           Allergan, Inc.                                                           6,928
     426,073           Bristol-Myers Squibb Co.                                                19,719
     256,079           Eli Lilly and Co.                                                       12,889
      61,191           Forest Laboratories, Inc. *                                              2,618
      43,430           Hospira, Inc. *                                                          1,703
     729,387           Johnson & Johnson                                                       63,231
     757,434           Merck & Co., Inc.                                                       36,061
      98,431           Mylan, Inc. *                                                            3,757
      24,351           Perrigo Co.                                                              3,004
   1,713,472           Pfizer, Inc. (f)                                                        49,194
     129,296           Zoetis, Inc.                                                             4,024
                                                                                          -----------
                                                                                              227,941
                                                                                          -----------
                       Total Health Care                                                      504,804
                                                                                          -----------
                       INDUSTRIALS (10.5%)
                       -------------------
                       AEROSPACE & DEFENSE (2.6%)
     179,601           Boeing Co.                                                              21,103
      86,305           General Dynamics Corp.                                                   7,553
     203,340           Honeywell International, Inc.                                           16,885
      23,258           L-3 Communications Holdings, Inc.                                        2,198
      69,720           Lockheed Martin Corp.                                                    8,893
      59,509           Northrop Grumman Corp.                                                   5,669
      37,603           Precision Castparts Corp.                                                8,545
      83,408           Raytheon Co.                                                             6,428
      35,213           Rockwell Collins, Inc.                                                   2,390
      71,880           Textron, Inc.                                                            1,985
     218,605           United Technologies Corp.                                               23,570
                                                                                          -----------
                                                                                              105,219
                                                                                          -----------

PORTFOLIO OF INVESTMENTS (continued)                                           8
USAA S&P 500 INDEX FUND
September 30, 2013 (unaudited)

Number of Shares                   Security                                        Market Value (000)
----------------                   --------                                        ------------------
                       AIR FREIGHT & LOGISTICS (0.8%)
      40,963           C.H. Robinson Worldwide, Inc.                                      $     2,440
      53,056           Expeditors International of Washington, Inc.                             2,338
      76,931           FedEx Corp.                                                              8,778
     187,066           United Parcel Service, Inc. "B"                                         17,092
                                                                                          -----------
                                                                                               30,648
                                                                                          -----------
                       AIRLINES (0.2%)
     222,059           Delta Air Lines, Inc.                                                    5,238
     182,865           Southwest Airlines Co.                                                   2,663
                                                                                          -----------
                                                                                                7,901
                                                                                          -----------
                       BUILDING PRODUCTS (0.0%)
      91,546           Masco Corp.                                                              1,948
                                                                                          -----------
                       CONSTRUCTION & ENGINEERING (0.2%)
      42,517           Fluor Corp.                                                              3,017
      33,858           Jacobs Engineering Group, Inc. *                                         1,970
      55,397           Quanta Services, Inc. *                                                  1,524
                                                                                          -----------
                                                                                                6,511
                                                                                          -----------
                       CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.9%)
     164,720           Caterpillar, Inc.                                                       13,732
      45,036           Cummins, Inc.                                                            5,984
      99,113           Deere & Co.                                                              8,067
      27,137           Joy Global, Inc.                                                         1,385
      91,266           PACCAR, Inc.                                                             5,080
                                                                                          -----------
                                                                                               34,248
                                                                                          -----------
                       DIVERSIFIED SUPPORT SERVICES (0.1%)
      26,613           Cintas Corp.                                                             1,363
      43,578           Iron Mountain, Inc.                                                      1,177
                                                                                          -----------
                                                                                                2,540
                                                                                          -----------
                       ELECTRICAL COMPONENTS & EQUIPMENT (0.8%)
      63,232           Ametek, Inc.                                                             2,910
     122,310           Eaton Corp. plc                                                          8,420
     184,907           Emerson Electric Co.                                                    11,963
      35,810           Rockwell Automation, Inc.                                                3,830
      25,710           Roper Industries, Inc.                                                   3,416
                                                                                          -----------
                                                                                               30,539
                                                                                          -----------
                       ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
      70,238           Republic Services, Inc.                                                  2,343
      22,174           Stericycle, Inc. *                                                       2,559
     113,088           Waste Management, Inc.                                                   4,664
                                                                                          -----------
                                                                                                9,566
                                                                                          -----------
                       HUMAN RESOURCE & EMPLOYMENT SERVICES (0.0%)
      35,856           Robert Half International, Inc.                                          1,399
                                                                                          -----------
                       INDUSTRIAL CONGLOMERATES (2.4%)
     168,119           3M Co.                                                                  20,075
     154,849           Danaher Corp.                                                           10,734
   2,635,801           General Electric Co.                                                    62,970
                                                                                          -----------
                                                                                               93,779
                                                                                          -----------
                       INDUSTRIAL MACHINERY (0.9%)
      44,282           Dover Corp.                                                              3,978
      36,430           Flowserve Corp.                                                          2,273
     106,426           Illinois Tool Works, Inc.                                                8,117
      70,077           Ingersoll-Rand plc                                                       4,551
      28,600           Pall Corp.                                                               2,203
      38,653           Parker-Hannifin Corp.                                                    4,202
      51,569           Pentair, Ltd.                                                            3,349
      15,290           Snap-On, Inc.                                                            1,521
      41,387           Stanley Black & Decker, Inc.                                             3,749
      48,511           Xylem, Inc.                                                              1,355
                                                                                          -----------
                                                                                               35,298
                                                                                          -----------
                       OFFICE SERVICES & SUPPLIES (0.0%)
      51,949           Pitney Bowes, Inc.                                                         945
                                                                                          -----------
                       RAILROADS (0.9%)
     264,153           CSX Corp.                                                                6,799
      28,404           Kansas City Southern                                                     3,106
      80,762           Norfolk Southern Corp.                                                   6,247
     120,062           Union Pacific Corp.                                                     18,651
                                                                                          -----------
                                                                                               34,803
                                                                                          -----------

PORTFOLIO OF INVESTMENTS (continued)                                           9
USAA S&P 500 INDEX FUND
September 30, 2013 (unaudited)

Number of Shares                   Security                                        Market Value (000)
----------------                   --------                                        ------------------
                       RESEARCH & CONSULTING SERVICES (0.1%)
      10,024           Dun & Bradstreet Corp.                                             $     1,041
      31,588           Equifax, Inc.                                                            1,890
      55,605           Nielsen Holdings N.V.                                                    2,027
                                                                                          -----------
                                                                                                4,958
                                                                                          -----------
                       SECURITY & ALARM SERVICES (0.2%)
      51,748           ADT Corp.                                                                2,104
     120,028           Tyco International Ltd.                                                  4,199
                                                                                          -----------
                                                                                                6,303
                                                                                          -----------
                       TRADING COMPANIES & DISTRIBUTORS (0.2%)
      71,182           Fastenal Co.                                                             3,577
      16,012           W.W. Grainger, Inc.                                                      4,190
                                                                                          -----------
                                                                                                7,767
                                                                                          -----------
                       TRUCKING (0.0%)
      13,505           Ryder System, Inc.                                                         806
                                                                                          -----------
                       Total Industrials                                                      415,178
                                                                                          -----------
                       INFORMATION TECHNOLOGY (17.5%)
                       ------------------------------
                       APPLICATION SOFTWARE (0.6%)
     120,878           Adobe Systems, Inc. *                                                    6,278
      57,954           Autodesk, Inc. *                                                         2,386
      48,781           Citrix Systems, Inc. *                                                   3,444
      76,839           Intuit, Inc.                                                             5,095
     141,908           salesforce.com, Inc. *                                                   7,367
                                                                                          -----------
                                                                                               24,570
                                                                                          -----------
                       COMMUNICATIONS EQUIPMENT (1.9%)
   1,387,559           Cisco Systems, Inc.                                                     32,497
      20,303           F5 Networks, Inc. *                                                      1,741
      27,611           Harris Corp.                                                             1,638
      62,277           JDS Uniphase Corp. *                                                       916
     132,116           Juniper Networks, Inc. *                                                 2,624
      61,201           Motorola Solutions, Inc.                                                 3,634
     443,933           QUALCOMM, Inc.                                                          29,903
                                                                                          -----------
                                                                                               72,953
                                                                                          -----------
                       COMPUTER HARDWARE (3.2%)
     235,127           Apple, Inc. (f)                                                        112,097
     379,706           Dell, Inc.                                                               5,229
     498,434           Hewlett-Packard Co.                                                     10,457
                                                                                          -----------
                                                                                              127,783
                                                                                          -----------
                       COMPUTER STORAGE & PERIPHERALS (0.7%)
     538,611           EMC Corp.                                                               13,767
      87,897           NetApp, Inc.                                                             3,746
      62,103           SanDisk Corp.                                                            3,696
      80,338           Seagate Technology plc                                                   3,514
      54,222           Western Digital Corp.                                                    3,437
                                                                                          -----------
                                                                                               28,160
                                                                                          -----------
                       DATA PROCESSING & OUTSOURCED SERVICES (1.7%)
     124,743           Automatic Data Processing, Inc.                                          9,029
      38,621           Computer Sciences Corp.                                                  1,998
      75,608           Fidelity National Information Services, Inc.                             3,511
      33,609           Fiserv, Inc. *                                                           3,396
      26,842           MasterCard, Inc. "A"                                                    18,059
      84,186           Paychex, Inc.                                                            3,421
      42,984           Total System Services, Inc.                                              1,265
     133,588           Visa, Inc. "A"                                                          25,529
     143,680           Western Union Co.                                                        2,681
                                                                                          -----------
                                                                                               68,889
                                                                                          -----------
                       ELECTRONIC COMPONENTS (0.2%)
      41,011           Amphenol Corp. "A"                                                       3,174
     376,644           Corning, Inc.                                                            5,495
                                                                                          -----------
                                                                                                8,669
                                                                                          -----------
                       ELECTRONIC EQUIPMENT & INSTRUMENTS (0.0%)
      37,427           FLIR Systems, Inc.                                                       1,175
                                                                                          -----------
                       ELECTRONIC MANUFACTURING SERVICES (0.2%)
      47,976           Jabil Circuit, Inc.                                                      1,040
      35,030           Molex, Inc.                                                              1,350
     107,344           TE Connectivity Ltd.                                                     5,558
                                                                                          -----------
                                                                                                7,948
                                                                                          -----------

PORTFOLIO OF INVESTMENTS (continued)                                          10
USAA S&P 500 INDEX FUND
September 30, 2013 (unaudited)

Number of Shares                   Security                                        Market Value (000)
----------------                   --------                                        ------------------
                       HOME ENTERTAINMENT SOFTWARE (0.1%)
      79,322           Electronic Arts, Inc. *                                            $     2,027
                                                                                          -----------
                       INTERNET SOFTWARE & SERVICES (2.3%)
      46,545           Akamai Technologies, Inc. *                                              2,406
     301,882           eBay, Inc. *                                                            16,842
      72,388           Google, Inc. "A" *                                                      63,405
      34,697           VeriSign, Inc. *                                                         1,766
     246,227           Yahoo!, Inc. *                                                           8,165
                                                                                          -----------
                                                                                               92,584
                                                                                          -----------
                       IT CONSULTING & OTHER SERVICES (1.8%)
     166,866           Accenture plc "A"                                                       12,288
      77,796           Cognizant Technology Solutions Corp. "A" *                               6,389
     266,488           International Business Machines Corp.                                   49,348
      42,487           Teradata Corp. *                                                         2,355
                                                                                          -----------
                                                                                               70,380
                                                                                          -----------
                       OFFICE ELECTRONICS (0.1%)
     299,671           Xerox Corp.                                                              3,084
                                                                                          -----------
                       SEMICONDUCTOR EQUIPMENT (0.3%)
     311,235           Applied Materials, Inc.                                                  5,459
      42,754           KLA-Tencor Corp.                                                         2,602
      41,894           Lam Research Corp. *                                                     2,144
      48,916           Teradyne, Inc. *                                                           808
                                                                                          -----------
                                                                                               11,013
                                                                                          -----------
                       SEMICONDUCTORS (1.7%)
      82,642           Altera Corp.                                                             3,071
      80,163           Analog Devices, Inc.                                                     3,771
     142,367           Broadcom Corp. "A"                                                       3,703
      18,430           First Solar, Inc. *                                                        741
   1,289,431           Intel Corp.                                                             29,554
      60,134           Linear Technology Corp.                                                  2,385
     139,093           LSI Corp.                                                                1,088
      51,529           Microchip Technology, Inc.                                               2,076
     269,195           Micron Technology, Inc. *                                                4,703
     149,495           NVIDIA Corp.                                                             2,326
     285,024           Texas Instruments, Inc.                                                 11,478
      69,435           Xilinx, Inc.                                                             3,254
                                                                                          -----------
                                                                                               68,150
                                                                                          -----------
                       SYSTEMS SOFTWARE (2.7%)
      85,226           CA, Inc.                                                                 2,529
   1,961,826           Microsoft Corp. (f)                                                     65,348
     922,833           Oracle Corp.                                                            30,610
      48,612           Red Hat, Inc. *                                                          2,243
     180,081           Symantec Corp.                                                           4,457
                                                                                          -----------
                                                                                              105,187
                                                                                          -----------
                       Total Information Technology                                           692,572
                                                                                          -----------
                       MATERIALS (3.4%)
                       ----------------
                       ALUMINUM (0.1%)
     279,719           Alcoa, Inc.                                                              2,271
                                                                                          -----------
                       COMMODITY CHEMICALS (0.2%)
     115,959           LyondellBasell Industrues NV                                             8,492
                                                                                          -----------
                       CONSTRUCTION MATERIALS (0.0%)
      34,042           Vulcan Materials Co.                                                     1,764
                                                                                          -----------
                       DIVERSIFIED CHEMICALS (1.0%)
     312,673           Dow Chemical Co.                                                        12,007
     239,018           E.I. du Pont de Nemours & Co.                                           13,997
      39,939           Eastman Chemical Co.                                                     3,111
      35,618           FMC Corp.                                                                2,555
      37,007           PPG Industries, Inc.                                                     6,182
                                                                                          -----------
                                                                                               37,852
                                                                                          -----------
                       DIVERSIFIED METALS & MINING (0.2%)
     269,057           Freeport-McMoRan Copper & Gold, Inc.                                     8,900
                                                                                          -----------
                       FERTILIZERS & AGRICULTURAL CHEMICALS (0.5%)
      14,827           CF Industries Holdings, Inc.                                             3,126
     138,113           Monsanto Co.                                                            14,415
      88,166           Mosaic Co.                                                               3,793
                                                                                          -----------
                                                                                               21,334
                                                                                          -----------

PORTFOLIO OF INVESTMENTS (continued)                                          11
USAA S&P 500 INDEX FUND
September 30, 2013 (unaudited)

Number of Shares                   Security                                        Market Value (000)
----------------                   --------                                        ------------------
                       GOLD (0.1%)
     128,473           Newmont Mining Corp.                                               $     3,610
                                                                                          -----------
                       INDUSTRIAL GASES (0.4%)
      54,049           Air Products & Chemicals, Inc.                                           5,760
      17,028           Airgas, Inc.                                                             1,806
      76,464           Praxair, Inc.                                                            9,192
                                                                                          -----------
                                                                                               16,758
                                                                                          -----------
                       METAL & GLASS CONTAINERS (0.1%)
      37,546           Ball Corp.                                                               1,685
      41,739           Owens-Illinois, Inc. *                                                   1,253
                                                                                          -----------
                                                                                                2,938
                                                                                          -----------
                       PAPER PACKAGING (0.1%)
      25,394           Avery Dennison Corp.                                                     1,105
      27,127           Bemis Co., Inc.                                                          1,058
      45,312           MeadWestvaco Corp.                                                       1,739
      50,015           Sealed Air Corp.                                                         1,360
                                                                                          -----------
                                                                                                5,262
                                                                                          -----------
                       PAPER PRODUCTS (0.1%)
     115,004           International Paper Co.                                                  5,152
                                                                                          -----------
                       SPECIALTY CHEMICALS (0.4%)
      70,194           Ecolab, Inc.                                                             6,932
      21,350           International Flavors & Fragrances, Inc.                                 1,757
      22,587           Sherwin-Williams Co.                                                     4,115
      30,955           Sigma-Aldrich Corp.                                                      2,641
                                                                                          -----------
                                                                                               15,445
                                                                                          -----------
                       STEEL (0.2%)
      27,990           Allegheny Technologies, Inc.                                               854
      39,192           Cliffs Natural Resources, Inc.                                             803
      82,719           Nucor Corp.                                                              4,055
      36,743           United States Steel Corp.                                                  757
                                                                                          -----------
                                                                                                6,469
                                                                                          -----------
                       Total Materials                                                        136,247
                                                                                          -----------
                       TELECOMMUNICATION SERVICES (2.4%)
                       ---------------------------------
                       INTEGRATED TELECOMMUNICATION SERVICES (2.2%)
   1,374,073           AT&T, Inc. (f)                                                          46,471
     155,193           CenturyLink, Inc.                                                        4,870
     264,094           Frontier Communications Corp.                                            1,101
     740,459           Verizon Communications, Inc.                                            34,550
     156,206           Windstream Holdings, Inc.                                                1,250
                                                                                          -----------
                                                                                               88,242
                                                                                          -----------
                       WIRELESS TELECOMMUNICATION SERVICES (0.2%)
      75,846           Crown Castle International Corp. *                                       5,539
                                                                                          -----------
                       Total Telecommunication Services                                        93,781
                                                                                          -----------
                       UTILITIES (3.1%)
                       ----------------
                       ELECTRIC UTILITIES (1.7%)
     125,395           American Electric Power Co., Inc.                                        5,436
     182,683           Duke Energy Corp.                                                       12,199
      84,625           Edison International                                                     3,898
      46,253           Entergy Corp.                                                            2,923
     221,988           Exelon Corp.                                                             6,580
     108,448           FirstEnergy Corp.                                                        3,953
     109,698           NextEra Energy, Inc.                                                     8,793
      81,820           Northeast Utilities                                                      3,375
      64,072           Pepco Holdings, Inc.                                                     1,183
      28,089           Pinnacle West Capital Corp.                                              1,538
     163,438           PPL Corp.                                                                4,965
     226,276           Southern Co.                                                             9,318
     128,479           Xcel Energy, Inc.                                                        3,547
                                                                                          -----------
                                                                                               67,708
                                                                                          -----------
                       GAS UTILITIES (0.1%)
      31,144           AGL Resources, Inc.                                                      1,433
      53,424           ONEOK, Inc.                                                              2,849
                                                                                          -----------
                                                                                                4,282
                                                                                          -----------
                       INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
     159,243           AES Corp.                                                                2,116
      82,492           NRG Energy, Inc.                                                         2,255
                                                                                          -----------
                                                                                                4,371
                                                                                          -----------

PORTFOLIO OF INVESTMENTS (continued)                                          12
USAA S&P 500 INDEX FUND
September 30, 2013 (unaudited)

Number of Shares                   Security                                        Market Value (000)
----------------                   --------                                        ------------------
                       MULTI-UTILITIES (1.2%)
      62,350           Ameren Corp.                                                       $     2,172
     111,483           CenterPoint Energy, Inc.                                                 2,672
      69,463           CMS Energy Corp.                                                         1,828
      75,883           Consolidated Edison, Inc.                                                4,184
     149,633           Dominion Resources, Inc.                                                 9,349
      45,451           DTE Energy Co.                                                           2,999
      20,638           Integrys Energy Group, Inc.                                              1,154
      81,147           NiSource, Inc.                                                           2,507
     115,407           PG&E Corp.                                                               4,722
     131,228           Public Service Enterprise Group, Inc.                                    4,321
      36,787           SCANA Corp.                                                              1,694
      58,849           Sempra Energy                                                            5,038
      51,502           TECO Energy, Inc.                                                          852
      59,297           Wisconsin Energy Corp.                                                   2,394
                                                                                          -----------
                                                                                               45,886
                                                                                          -----------
                       Total Utilities                                                        122,247
                                                                                          -----------
                       Total Common Stocks (cost: $2,614,540)                               3,870,265
                                                                                          -----------

                       MONEY MARKET INSTRUMENTS (2.3%)

                       MONEY MARKET FUND (2.2%)
                       ------------------------
  84,823,044           Northern Institutional Funds - Diversified Assets Portfolio,
                         0.01% (a),(d)                                                         84,823
                                                                                          -----------

    PRINCIPAL
       AMOUNT
        (000)
    ---------
  $    4,910           U.S. TREASURY BILLS (0.1%)
                       --------------------------
                       0.08%, 10/17/13 (b),(e)                                                  4,910
                                                                                          -----------
                       Total Money Market Instruments (cost: $89,733)                          89,733
                                                                                          -----------

                       TOTAL INVESTMENTS (COST: $2,704,273)                               $ 3,959,998
                                                                                          ===========

PORTFOLIO OF INVESTMENTS (continued)                                          13
USAA S&P 500 INDEX FUND
September 30, 2013 (unaudited)

($ IN 000s)
                                                     VALUATION HIERARCHY
                                                     -------------------
                                         (LEVEL 1)        (LEVEL 2)       (LEVEL 3)
                                       QUOTED PRICES
                                         IN ACTIVE          OTHER
                                          MARKETS        SIGNIFICANT     SIGNIFICANT
                                       FOR IDENTICAL     OBSERVABLE      UNOBSERVABLE
                                           ASSETS           INPUTS          INPUTS                TOTAL
-------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                        $   3,870,265     $         -     $          -     $   3,870,265
Money Market Instruments:
  Money Market Fund                           84,823                                -            84,823
  U.S. Treasury Bills                            -             4,910                -             4,910
Other financial instruments*                     105             -                  -               105
-------------------------------------------------------------------------------------------------------
Total                                  $   3,955,193     $     4,910     $          -     $   3,960,103
-------------------------------------------------------------------------------------------------------

*Other financial instruments are derivative instruments not reflected in the portfolio of investments, such as futures, which are valued at the unrealized appreciation/depreciation on the investment.

For the period of January 1, 2013, through September 30, 2013, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2013 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this quarterly report pertains only to the USAA S&P 500 Index Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of two classes of shares: Member Shares and Reward Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agency fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

================================================================================

14  | USAA S&P 500 Index Fund

================================================================================

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

3. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

================================================================================

15  | USAA S&P 500 Index Fund

================================================================================

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include all U.S. Treasury Bills which are valued at amortized cost.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade.

FUTURES CONTRACTS - The Fund is subject to cash flow and tracking error risk in the normal course of pursuing its investment objectives. The Fund may use stock index futures contracts in an attempt to reduce any performance discrepancies between the Fund and the S&P 500 Index. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

D. As of September 30, 2013, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of September 30, 2013, were $1,536,062,000 and $280,337,000, respectively, resulting in net unrealized appreciation of $1,255,725,000.

================================================================================

                                         Notes to Portfolio of Investments |  16

================================================================================

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $3,961,530,000 at September 30, 2013, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

REIT - Real estate investment trust

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at September 30, 2013.

(b) Rate represents an annualized yield at time of purchase, not a coupon rate.

(c) Northern Trust Corp. is the parent to Northern Trust Investments, Inc.
(NTI), which is the subadviser of the Fund.

(d) NTI is both the subadviser of the Fund and the adviser of the Northern Institutional Funds.

(e) Security with a value of $4,910,000 is segregated as collateral for initial margin requirements on open futures contracts.

(f) Security, or a portion thereof, is segregated to cover the value of open futures contracts at September 30, 2013, as shown in the following table:

                                                                     Value at             Unrealized
Type of Future          Expiration          Contracts    Position    September 30, 2013   Appreciation
------------------------------------------------------------------------------------------------------
E-mini S&P 500 Index    December 20, 2013     1,093        Long         $91,500,000         $105,000
Futures

* Non-income-producing security.

================================================================================

17  | USAA S&P 500 Index Fund


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.





                                 SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended September 30, 2013

By:*     /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     11/18/2013
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     11/20/2013
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:      11/19/2013
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.